Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
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Property, Plant and Equipment
16.	PROPERTY, PLANT AND EQUIPMENT

	Buildings	Plant and machinery	Furniture, fixtures and equipment	Motor vehicles	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
COST
As of January 1, 2019	953,260	1,252,047	6,738	12,312	2,224,357
Additions	—	114,467	461	—	114,928
Disposals	—	(11,423)	(118)	(1,024)	(12,565)

As of December 31, 2019	953,260	1,355,091	7,081	11,288	2,326,720
Additions	782	69,279	699	—	70,760
Disposals	—	(44,573)	(86)	(136)	(44,795)

As of December 31, 2020	954,042	1,379,797	7,694	11,152	2,352,685

ACCUMULATED DEPRECIATION AND IMPAIRMENT
As of January 1, 2019	389,234	718,898	6,163	11,059	1,125,354
Provided for the year	48,377	88,023	56	116	136,572
Eliminated on disposal	—	(10,852)	(112)	(973)	(11,937)

As of December 31, 2019	437,611	796,069	6,107	10,202	1,249,989
Provided for the year	48,380	82,192	147	79	130,798
Impairment	—	54,000	—	—	54,000
Eliminated on disposal	—	(42,344)	(82)	(129)	(42,555)

As of December 31, 2020	485,991	889,917	6,172	10,152	1,392,232

CARRYING VALUE
As of December 31, 2019	515,649	559,022	974	1,086	1,076,731

As of December 31, 2020	468,051	489,880	1,522	1,000	960,453

	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2020	71,732	75,078	233	153	147,196

Construction in progress represented plant and equipment pending for installation in the PRC.
Depreciation is provided to the above items of property, plant and equipment other than construction in progress so as to write off the cost of assets, over their estimated useful lives and after taking into account their estimated residual value of 5%, using the straight-line method, on the following bases:

Buildings	20 years or the remaining period of the leases, if shorter
Plant and machinery	3 to 13 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Impairment assessment has been performed by the directors of the Company to determine the recoverable amount of these property, plant and equipment. The directors of the Company engaged an independent professional valuer to perform valuation of these property, plant and equipment in order to provide them with the impairment assessment. Having regard to the future plan of the Group and the valuation performed by the independent professional valuer,
RMB54,000,000 (US$8,276,000)
impairment loss was made to the carrying amounts of the property, plant and equipment for the year ended December 31, 2020 (2018 and 2019: Nil).
Impairment loss:
During the year, the Company’s subsidiaries including Zhengxing Wheel Group Co., Ltd., Zhengxing Group Langfang Wheel Co., Ltd., Zhengxing Group Chengdu Wheel Co., Ltd., Zhengxing Group Hefei Wheel Co., Ltd. and Zhengxing Group Benxi Wheel Co., Ltd. have experienced significant drop in revenue and gross loss. The management of the Group therefore performed an impairment review of the recoverable amount related to this operation. For the purposes of impairment testing of property, plant and equipment of these subsidiaries were allocated to their respective cash generating unit (“CGU”) of production of steel wheels.
The recoverable amount of the relevant cash-generating units of approximately RMB954,609,000 (US$146,300,000) was determined on the basis of value in use calculations for steel wheel segment. Value in use calculations was based on the discount rate of 12.19% and cash flow projections prepared from financial forecasts approved by the management for the next five years. The cash-generating unit cash flows beyond the 5-year period were extrapolated using a growth rate of 3%. Other key assumptions for the value in use calculation related to the estimation of cash inflows/outflows which included budgeted sales and expected gross margins during the budget period which had been determined based on past performance and management’s expectations for the market development. In performing the impairment testing, the directors of the Company had also made reference to valuation performed by independent professional valuers.